VARIABLE INSURANCE PRODUCTS FUND II: INITIAL CLASS
ASSET MANAGER PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Charter" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment.
   The following information replaces the similar information found under the heading "The Fund in Detail" in the "FMR and Its Affiliates" section.
FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of the shares of Fidelity's variable insurance funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
The following information supplements the similar information found under the heading "The Fund in Detail" in the "Management Fee" section.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.




VARIABLE INSURANCE PRODUCTS FUND:    INITIAL CLASS
    GROWTH PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Charter" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment.
   The following information replaces the similar information found under the heading "The Fund in Detail" in the "FMR and Its Affiliates" section.
   FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of the shares of Fidelity's variable insurance funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.




VARIABLE INSURANCE PRODUCTS FUND II:    INITIAL CLASS
ASSET MANAGER: GROWTH PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Charter" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment.
   The following information replaces the similar information found under the heading "The Fund in Detail" in the "FMR and Its Affiliates" section.
   FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of the shares of Fidelity's variable insurance funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.




VARIABLE INSURANCE PRODUCTS FUND II:    INITIAL CLASS
    INDEX 500 PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Charter" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "BT and Its Affiliates" section.
   BT may allocate brokerage transactions to FMR and BT broker-dealer affiliates and in a manner that takes into account the sale of the shares of Fidelity's variable insurance funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.




VARIABLE INSURANCE PRODUCTS FUND II:    INITIAL CLASS
INVESTMENT GRADE BOND PORTFOLIO
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Charter" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment.
   The following information replaces the similar information found under the heading "The Fund in Detail" in the "FMR and Its Affiliates" section.
   FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of the shares of Fidelity's variable insurance funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
The following information replaces the similar information found under the heading "The Fund in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.




VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
   INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER,
ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
SUPPLEMENT TO THE APRIL 30, 1998 PROSPECTUS
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Charter" section.
With respect to funds of VIP, VIP II, and VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "FMR and Its Affiliates" section.
Louis Salemy is portfolio manager for VIP III: Growth & Income, which
he has managed since September 1998. Previously, he    was the
associate manager of VIP III Growth & Income and     managed other
Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager and portfolio assistant.
   The following information replaces the similar information found under the heading "The Funds in Detail" in the "BT and Its Affiliates" section.
   FMR (BT for Index 500) may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of the fund(s), provided that the fund(s) receive brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund (other than Money Market Portfolio) may not purchase more than 10% of the outstanding voting securities of a single issuer. For Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, and Overseas Portfolio, this limitation does not apply to securities of other investment companies.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: Money Market Portfolio may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other money market funds.
With respect to 75% of its total assets, each of Investment Grade Bond, High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for Asset Manager Portfolio, Asset Manager:
Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Money Market Portfolio, and Overseas Portfolio, to securities of other investment companies.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, each fund (other than Money Market Portfolio) may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, and Overseas Portfolio, to securities of other investment companies.




VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
   SERVICE CLASS
HIGH INCOME, ASSET MANAGER,
ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS SUPPLEMENT TO THE APRIL 30, 1998
   PROSPECTUS
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Charter" section.
With respect to funds of VIP, VIP II, and VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "FMR and Its Affiliates" section.
Louis Salemy is portfolio manager for VIP III: Growth & Income, which
he has managed since September 1998. Previously, he    was the
associate manager of VIP III Growth & Income and     managed other
Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager and portfolio assistant.
   The following information replaces the similar information found under the heading "The Funds in Detail" in the "FMR and Its Affiliates" section.
   FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of the funds, provided that the funds receive brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase more than 10% of the outstanding voting securities of a single issuer. For Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio, this limitation does not apply to securities of other investment companies. The following information replaces the similar information found under the heading "The Funds in Detail" in the "Securities and Investment Practices" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio, to securities of other investment companies.
The following information replaces the similar information found under the heading "The Funds in Detail" in the "Fundamental Investment Policies and Restrictions" section.
With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio, to securities of other investment companies.




SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUND:
MONEY MARKET PORTFOLIO, HIGH INCOME PORTFOLIO, EQUITY-INCOME
PORTFOLIO,
GROWTH PORTFOLIO, AND OVERSEAS PORTFOLIO
VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO, CONTRAFUND PORTFOLIO, INDEX 500 PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO, AND ASSET MANAGER: GROWTH PORTFOLIO VARIABLE INSURANCE PRODUCTS FUND III:
BALANCED PORTFOLIO, GROWTH & INCOME PORTFOLIO,
AND GROWTH OPPORTUNITIES PORTFOLIO
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 1998
   The shareholders of the Portfolios of Variable Insurance Products Fund and Variable Insurance Products Fund II approved a number of proposals at meetings held on September 16, 1998. Changes to the Statement of Additional Information resulting from the adoption of the proposals are noted.
THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATION REPLACES THE SIMILAR LIMITATION FOR MONEY MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(1) The fund may not purchase the securities of any issuer if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.
THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATION REPLACES THE
SIMILAR LIMITATION    FOR     MONEY MARKET PORTFOLIO FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATION REPLACES THE SIMILAR LIMITATION FOR HIGH INCOME, EQUITY-INCOME, GROWTH, OVERSEAS, INVESTMENT GRADE BOND, ASSET MANAGER, CONTRAFUND, AND ASSET MANAGER:
GROWTH PORTFOLIOS' FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS"
SECTION.
(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION IN THE "PORTFOLIO TRANSACTIONS" SECTION.
To the extent permitted by applicable law, FMR (BT for Index 500) is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds (Index 500) and to use the research services of brokerage and other firms that have provided such assistance.
THE FOLLOWING INFORMATION SUPPLEMENTS THAT FOUND IN THE "PERFORMANCE COMPARISONS" SECTION UNDER THE "PERFORMANCE" HEADING.
Balanced may compare its performance to that of the Fidelity Balanced Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indices are used to calculate the Fidelity Balanced Composite Benchmark: equity-the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks; and bond-the Lehman Brothers Aggregate Bond Index, a benchmark of investment-grade bonds. The index weightings of the Fidelity Balanced Composite Benchmark are rebalanced monthly.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "TRUSTEES AND OFFICERS" SECTION.
*ROBERT C. POZEN (5   2)    , Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THE FOLLOWING INFORMATION IS DELETED FROM THE "TRUSTEES AND OFFICERS"
SECTION.
STEVEN KAYE (38), is Vice President of VIP III: Growth & Income Portfolio (1998) and another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Kaye managed a variety of Fidelity funds.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "MANAGEMENT CONTRACTS" SECTION.

                 HIGH         EQUITY-      GROWTH       OVERSEAS     ASSET        GROWTH &   BALANCED
                 INCOME       INCOME                                 MANAGER      INCOME

CONTRACT DATED   OCTOBER 1,   OCTOBER 1,   OCTOBER 1,   OCTOBER 1,   OCTOBER 1,   JANUARY    NOVEMBER
                 1998         1998         1998         1998         1998         1, 1997    18, 1994

DATE APPROVED    SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER    DECEMBER   NOVEMBER
BY SHAREHOLDERS  16, 1998     16, 1998     16, 1998     16, 1998     16, 1998     19, 1996   21, 1994



                 CONTRAFUN    ASSET        GROWTH         MONEY        INVESTMENT   INDEX 500
                 D            MANAGER:     OPPORTUNITIES  MARKET       GRADE BOND
                              GROWTH

CONTRACT DATED   OCTOBER 1,   OCTOBER 1,   NOVEMBER       OCTOBER 1,   OCTOBER 1,   DECEMBER
                 1998         1998         18, 1994       1998         1998         1, 1997

DATE APPROVED    SEPTEMBER    SEPTEMBER    NOVEMBER       SEPTEMBER    SEPTEMBER    NOVEMBER
BY SHAREHOLDERS  16, 1998     16, 1998     21, 1994       16, 1998     16, 1998     19, 1997


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOR MONEY MARKET PORTFOLIO FOUND IN THE "MANAGEMENT CONTRACTS" SECTION UNDER THE "MANAGEMENT FEES" HEADING.
The following is the fee schedule for Money Market Portfolio.
GROUP FEE RATE SCHEDULE          EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET       EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS          RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

This fee schedule has been approved by shareholders of Money Market
Portfolio.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOR HIGH INCOME PORTFOLIO AND INVESTMENT GRADE BOND PORTFOLIO FOUND IN THE "MANAGEMENT CONTRACTS" SECTION UNDER THE "MANAGEMENT FEES" HEADING. The following is the fee schedule for High Income Portfolio and Investment Grade Bond Portfolio.
GROUP FEE RATE SCHEDULE       EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET       EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS          RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

This fee schedule has been approved by shareholders of High Income Portfolio and Investment Grade Bond Portfolio.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOR EQUITY-INCOME, GROWTH, OVERSEAS, ASSET MANAGER, CONTRAFUND AND ASSET
MANAGER: GROWTH PORTFOLIOS FOUND IN THE "MANAGEMENT CONTRACTS" SECTION UNDER THE "MANAGEMENT FEES" HEADING.
The following is the fee schedule for Equity-Income, Growth, Overseas, Asset Manager, Contrafund, and Asset Manager: Growth Portfolios.
GROUP FEE RATE SCHEDULE       EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET       EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS          RATE

 0 - $3 BILLION  .5200%       $ 0.5 BILLION  .5200

 3 - 6           .4900          25           .4238

 6 - 9           .4600          50           .3823

 9 - 12          .4300          75           .3626

 12 - 15         .4000         100           .3512

 15 - 18         .3850         125           .3430

 18 - 21         .3700         150           .3371

 21 - 24         .3600         175           .3325

 24 - 30         .3500         200           .3284

 30 - 36         .3450         225           .3249

 36 - 42         .3400         250           .3219

 42 - 48         .3350         275           .3190

 48 - 66         .3250         300           .3163

 66 - 84         .3200         325           .3137

 84 - 102        .3150         350           .3113

 102 - 138       .3100         375           .3090

 138 - 174       .3050         400           .3067

 174 - 210       .3000         425           .3046

 210 - 246       .2950         450           .3024

 246 - 282       .2900         475           .3003

 282 - 318       .2850         500           .2982

 318 - 354       .2800         525           .2962

 354 - 390       .2750         550           .2942

 390 - 426       .2700

 426 - 462       .2650

 462 - 498       .2600

 498 - 534       .2550

 OVER 534        .2500

This fee schedule has been approved by shareholders of Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, Asset Manager Portfolio, Contrafund Portfolio, and Asset Manager: Growth Portfolio. THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION UNDER THE "SUB-ADVISERS" HEADING.
On behalf of High Income, Balanced, Growth & Income, Growth Opportunities, Asset Manager, Contrafund, Asset Manager: Growth and Overseas Portfolios, FMR may also grant the sub-advisers investment management authority, as well as the authority to buy and sell securities if FMR believes it would be beneficial to a fund.
On behalf of High Income, Balanced, Growth & Income, Growth Opportunities, Asset Manager, Contrafund, Asset Manager: Growth and Overseas Portfolios, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "DESCRIPTION OF THE TRUSTS" SECTION.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION IN THE "DESCRIPTION OF THE TRUSTS"SECTION.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. Shareholders receive one vote for each dollar value of net asset value they own. The shares have no preemptive or conversion rights; the voting and dividend rights, and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust, call meetings of a trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. For Variable Insurance
Products Fund and Variable Insurance Products Fund II,    subject to
applicable Federal and state law,     the Trustees may, however,
reorganize or terminate any trust or any fund without prior shareholder approval. If not so terminated or reorganized, the trust and its funds will continue indefinitely.